Derivative financial instruments - Notional Amounts of Outstanding Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Swaps [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative instrument notional amount	$ 32,629	$ 27,793
Interest Rate Caps [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative instrument notional amount	$ 361,816	$ 394,108